Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net (loss) income	$ (6,426,564)	$ (1,847,310)	$ 165,565
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	2,467,911	3,168,016	2,478,295
Depreciation and amortization	1,877,119	1,252,493	1,219,812
Deferred tax expenses (benefits)	484,338	(717,679)	264,027
Lease expense to reduce operating lease right-of -use assets	2,006,244	1,487,063	1,070,385
Share of loss (income) in equity investees, net of tax	403,421	(156,780)	(70,263)
Loss on disposal of subsidiaries			38,674
Provision for (reversal of) credit losses	33,923	589,529	(10,525)
Loss from disposal of property and equipment	3,503	9,720
Impairment of long-term investments			85,326
Impairment of goodwill	129,270		2,382,538
Others	(59,998)		(258,262)
Changes in assets and liabilities:
Accounts receivable	(5,350,073)	7,208,359	454,071
Prepayment, deposits and other assets	(2,518,771)	(308,440)	3,457,373
Amounts due from related parties	(239,802)	(26,274)	27,836
Accounts payable	1,566,070	212,771	346,438
Accrued expenses and other current liabilities	(382,472)	(189,912)	3,850
Contract liabilities	1,331,134	(226,575)	331,330
Tax payables	112,091	(303,260)	148,309
Amounts due to related parties	(1,240)	(19,445)	(291,087)
Salaries and benefits payable	3,891,709	(1,118,578)	(769,939)
Operating lease liabilities	(2,122,665)	(1,181,396)	(1,101,526)
Unrecognized tax benefit	250,809	1,092,932	(266,276)
Net cash (used in) provided by operating activities	(2,544,043)	8,925,234	9,705,951
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(1,258,043)	(2,117,282)	(519,282)
Proceeds from disposal of property and equipment	1,328	8,521	158,365
Acquisition of intangible assets	(9,614)
Payments for business acquisitions, net of cash acquired from acquisitions	(211,353)	(2,358,172)
Acquisition of long-term investments	(1,491,891)
Disposition of long-term investments			111,066
Disposition of subsidiaries			13,806
Maturities of short-term investments	2,726,780	1,119,635	14,130,000
Purchases of short-term investments	(1,463,731)	(3,219,635)	(14,130,000)
Maturities of short-term investments, net
Repayments from related parties	2,936,754	829,847	204,211
Loans provided to related parties	(2,984,351)	(6,513,930)	(274,212)
Net cash used in investing activities	(1,754,121)	(12,251,016)	(306,046)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	42,871,141	44,508,794	23,388,911
Repayments of short-term bank loans	(36,168,815)	(31,761,143)	(26,325,471)
Payments for subsidiary’s offering costs	(161,185)
Dividends paid to shareholders	(3,641,025)	(2,554,508)	(1,175,684)
Dividends paid to noncontrolling interests			(207,087)
Net cash provided by (used in) financing activities	2,900,116	10,193,143	(4,319,331)
Effect of exchange rate changes on cash	430,696	(28,482)	(1,175,928)
Net (decrease) increase in cash	(967,352)	6,838,879	3,904,646
Cash and cash equivalents and restricted cash at the beginning of the year	29,140,512	22,301,633	18,396,987
Cash and cash equivalents and restricted cash at the end of the year	28,173,160	29,140,512	22,301,633
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	379,140	857,515	1,619,792
Interest paid	482,161	407,574	365,893
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	28,173,160	29,116,431	22,214,029
Restricted cash		24,081	87,604
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	28,173,160	29,140,512	22,301,633
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 28,173,160	$ 29,140,512	$ 22,301,633